Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2025
Prospectus

Ryan Oldham no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Boris Shepov (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Boris Shepov is Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.
AGLD-PSTK-0925-137 1.847523.137	September 18, 2025
Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2025
Prospectus

Ryan Oldham no longer serves as Co-Portfolio Manager of Gold Portfolio.
The following information replaces similar information for Gold Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Boris Shepov (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Gold Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Boris Shepov is Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.
SELMT-PSTK-0925-123 1.918620.123	September 18, 2025